Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding beginning of period, Shares	178,656	178,656
Options granted, Shares
Options forfeited, Shares	(24,000)
Options expired, Shares	(37,361)
Options exercised, Shares	(10,639)
Options outstanding end of period, Shares	106,656	178,656
Outstanding exercisable end of period, Shares	106,656	178,656
Options outstanding beginning of period, Weighted Average Exercise Price	$ 0.94	$ 0.94
Options granted, Weighted Average Exercise Price
Options forfeited, Weighted Average Exercise Price	$ 0.94
Options expired, Weighted Average Exercise Price	$ 0.94
Options exercised, Weighted Average Exercise Price	$ 0.94
Options outstanding end of period, Weighted Average Exercise Price	$ 0.94	$ 0.94
Outstanding exercisable end of period, Weighted Average Exercise Price	$ 0.94	$ 0.94
Options outstanding end of period, Weighted Average Remaining Contractual Term (Years)	3 months	1 year
Outstanding exercisable end of period, Weighted Average Remaining Contractual Term (Years)	3 months	1 year